Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Charges [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2013	2014
Balance, beginning of year	318,578	338,431
Amortization of loan arrangement fees	(145,825)	(137,032)
Deferred offering expenses	165,678	(165,678)
Loan arrangement fees	-	299,900
Balance, end of year	338,431	335,621